Leases - Sublease Termination - Additional Information (Details) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2021 USD ($)	Jan. 31, 2015	Mar. 31, 2021 USD ($) Facility	Dec. 31, 2020 USD ($) Facility	May 14, 2021 USD ($)
Lessee Lease Description [Line Items]
Number of facilities | Facility			24	24
Gross receivables			$ 1,923	$ 3,481
GEORGIA
Lessee Lease Description [Line Items]
Number of facilities | Facility				2
Wellington Lease Amendment
Lessee Lease Description [Line Items]
Number of facilities | Facility			2
Leases expiration date		Aug. 31, 2027		Aug. 31, 2027
Lease Ending 2027 | GEORGIA
Lessee Lease Description [Line Items]
Number of facilities | Facility				8
Number of facilities subleased | Facility			8
Wellington Lease Termination
Lessee Lease Description [Line Items]
Transition Date			Jan. 01, 2021
Bed Taxes	$ 1,700		$ 1,700
Percentage of anticipated annual revenue				23.00%
Estimated allowance of rent receivable				$ 1,400
Rent receivable				2,700
Gross receivables			3,100
Bed Taxes			1,000	1,700
Rent arrears already collected			1,300	$ 1,300
Wellington Lease Termination | Subsequent Event
Lessee Lease Description [Line Items]
Bed Taxes	$ 1,700
Powder Springs Facility
Lessee Lease Description [Line Items]
Leases expiration date				Aug. 01, 2027
Variable rent recognized			$ 400
Wellington Tenant | Subsequent Event
Lessee Lease Description [Line Items]
Cash rent					$ 500